UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-42

DWS Portfolio Trust

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 01/31

Date of reporting period:10/31/08

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of October 31, 2008 (Unaudited)

DWS Core Plus Income Fund

	Principal Amount ($) (a)	Value ($)

Corporate Bonds 21.3%
Consumer Discretionary 2.3%
AutoNation, Inc.:
6.753% *, 4/15/2013	196,000	119,560
7.0%, 4/15/2014	181,000	117,650
Comcast Cable Holdings LLC:
9.875%, 6/15/2022	475,000	479,326
10.125%, 4/15/2022	675,000	693,662
Comcast Corp., 6.4%, 5/15/2038	760,000	581,279
D.R. Horton, Inc., 5.375%, 6/15/2012	218,000	154,780
Dex Media, Inc., 8.0%, 11/15/2013	195,000	42,900
Expedia, Inc., 144A, 8.5%, 7/1/2016	400,000	296,000

Great Canadian Gaming Corp., 144A, 7.25%, 2/15/2015	107,000	80,250
Historic TW, Inc., 9.125%, 1/15/2013	1,405,000	1,349,601
INVISTA, 144A, 9.25%, 5/1/2012	439,000	364,370
MGM MIRAGE, 8.5%, 9/15/2010	243,000	168,278
Pinnacle Entertainment, Inc., 8.25%, 3/15/2012	109,000	75,483
TCI Communications, Inc., 8.75%, 8/1/2015	402,000	378,534
Time Warner Cable, Inc.:
6.2%, 7/1/2013	1,425,000	1,300,004
6.55%, 5/1/2037	1,040,000	792,030
6.75%, 7/1/2018	1,300,000	1,114,974
Time Warner, Inc., 7.625%, 4/15/2031	610,000	487,754
Valassis Communications, Inc., 8.25%, 3/1/2015	87,000	46,980
Viacom, Inc.:
5.75%, 4/30/2011	1,598,000	1,429,585
6.75%, 10/5/2037	570,000	378,471
Wynn Las Vegas LLC, 6.625%, 12/1/2014	228,000	168,150

		10,619,621
Consumer Staples 1.6%
CVS Caremark Corp.:
6.25%, 6/1/2027	1,027,000	744,544
6.302%, 6/1/2037	3,289,000	2,302,300
Delhaize America, Inc., 9.0%, 4/15/2031	1,090,000	965,887
Miller Brewing Co., 144A, 5.5%, 8/15/2013	1,985,000	1,899,665
SABMiller PLC, 144A, 5.7%, 1/15/2014	1,295,000	1,223,843
Wm. Wrigley Jr. Co., 4.3%, 7/15/2010	119,000	106,180

		7,242,419
Energy 2.6%
Allis-Chalmers Energy, Inc., 8.5%, 3/1/2017	167,000	100,200
Apache Corp., 6.9%, 9/15/2018	1,940,000	1,836,587
Enbridge Energy Partners LP, 8.05%, 10/1/2037	177,000	108,151
Enterprise Products Operating LP:
Series B, 5.6%, 10/15/2014	1,270,000	1,064,294
8.375%, 8/1/2066	254,000	188,595
Linn Energy LLC, 144A, 9.875%, 7/1/2018	258,000	174,150
Northwest Pipeline GP, 6.05%, 6/15/2018	1,355,000	1,083,905
Plains Exploration & Production Co., 7.625%, 6/1/2018	266,000	174,230
Quicksilver Resources, Inc., 8.25%, 8/1/2015	350,000	243,250
Rockies Express Pipeline LLC, 144A, 6.85%, 7/15/2018	1,110,000	942,853
SandRidge Energy, Inc.:
7.508% *, 4/1/2014	47,000	37,550
144A, 8.0%, 6/1/2018	22,000	14,630
8.625%, 4/1/2015 (PIK)	93,000	61,380
Southern Union Co., 7.2%, 11/1/2066	552,000	342,416
TransCanada PipeLines Ltd.:
6.35%, 5/15/2067	2,107,000	1,462,597
6.5%, 8/15/2018	1,220,000	1,025,381
Transocean, Inc.:
Series A, 1.625%, 12/15/2037	1,375,000	1,210,000
6.8%, 3/15/2038	820,000	636,797
XTO Energy, Inc., 6.75%, 8/1/2037	1,390,000	1,030,104

		11,737,070
Financials 7.2%
AES El Salvador Trust, 144A, 6.75%, 2/1/2016	1,700,000	1,228,262
American General Finance Corp., Series J, 5.625%, 8/17/2011	5,335,000	1,924,324

American International Group, Inc., 144A, 8.175%, 5/15/2058		510,000	81,484
Banque Centrale de Tunisie, 8.25%, 9/19/2027		200,000	182,000
Citigroup, Inc., 6.5%, 8/19/2013		1,210,000	1,147,030
Corp. Andina de Fomento:
5.75%, 1/12/2017		841,000	635,188
6.875%, 3/15/2012		355,000	340,094
Erac USA Finance Co.:
144A, 5.8%, 10/15/2012		995,000	777,995
144A, 7.0%, 10/15/2037		2,150,000	1,257,997
144A, 8.0%, 1/15/2011		2,896,000	2,600,709
ESI Tractebel Acquisition Corp., Series B, 7.99%, 12/30/2011		329,000	302,680
FBL Financial Group, Inc., 5.875%, 3/15/2017		1,145,000	952,582
Glen Meadow Pass-Through Trust, 144A, 6.505%, 2/12/2067		905,000	442,599
HBOS PLC, 144A, 6.75%, 5/21/2018		515,000	386,026
KazMunaiGaz Finance Sub BV, Series 1, REG S, 8.375%, 7/2/2013		210,000	130,200
KeyCorp., Series H, 6.5%, 5/14/2013		552,000	485,991
Merrill Lynch & Co., Inc.:
6.875%, 4/25/2018		940,000	834,898
7.75%, 5/14/2038		1,070,000	879,755
Metropolitan Life Global Funding I, 144A, 5.125%, 4/10/2013		1,590,000	1,421,322
Morgan Stanley, Series F, 6.0%, 4/28/2015		1,840,000	1,495,088
National Australia Bank Ltd., 144A, 5.35%, 6/12/2013		1,290,000	1,194,557
National Rural Utilities Cooperative Finance Corp., 10.375%, 11/1/2018		1,815,000	1,926,073
PartnerRe Finance II, 6.44%, 12/1/2066		1,838,000	967,183
Pennsylvania Mutual Life Insurance Co., 144A, 6.65%, 6/15/2034		1,848,000	1,697,601
Petroplus Finance Ltd., 144A, 7.0%, 5/1/2017		260,000	170,300
Red Arrow International Leasing, "A", 8.375%, 6/30/2012	RUB	9,399,021	161,450
Rio Tinto Finance (USA) Ltd.:
5.875%, 7/15/2013		1,535,000	1,309,831
6.5%, 7/15/2018		740,000	574,017
7.125%, 7/15/2028		565,000	413,068
Sprint Capital Corp., 6.9%, 5/1/2019		559,000	394,095
Standard Chartered PLC, 144A, 7.014%, 12/30/2049		1,700,000	913,359
The Goldman Sachs Group, Inc., 5.95%, 1/15/2027		3,270,000	2,005,033
TNK-BP Finance SA:
144A, 7.5%, 3/13/2013		815,000	407,500
144A, 7.875%, 3/13/2018		315,000	138,600
Transatlantic Holdings, Inc., 5.75%, 12/14/2015		479,000	361,599
UDR, Inc., Series E, (REIT), 3.9%, 3/15/2010		770,000	635,311
Wells Fargo & Co., 5.25%, 10/23/2012		630,000	602,847
Woori Bank, 144A, 6.208%, 5/2/2037		325,000	136,233
Xstrata Finance Canada Ltd., 144A, 6.9%, 11/15/2037		1,675,000	1,089,777

			32,604,658
Health Care 0.4%
Advanced Medical Optics, Inc., 7.5%, 5/1/2017		202,000	133,320
Boston Scientific Corp., 5.45%, 6/15/2014		158,000	129,560
Quest Diagnostics, Inc., 6.95%, 7/1/2037		1,310,000	939,228
Schering-Plough Corp., 6.55%, 9/15/2037		625,000	498,560

			1,700,668
Industrials 0.4%
Allied Waste North America, Inc., 7.875%, 4/15/2013		560,000	520,800
Iron Mountain, Inc., 8.625%, 4/1/2013		296,000	270,100
Kansas City Southern de Mexico SA de CV, 9.375%, 5/1/2012		1,060,000	895,700
Overseas Shipholding Group, Inc., 7.5%, 2/15/2024		169,000	126,750

Toll Corp., 8.25%, 12/1/2011	240,000	204,000

		2,017,350
Information Technology 0.7%
Broadridge Financial Solutions, Inc., 6.125%, 6/1/2017	358,000	255,366
Tyco Electronics Group SA, 6.0%, 10/1/2012	2,185,000	2,056,085
Xerox Corp., 6.35%, 5/15/2018	1,475,000	1,080,880

		3,392,331
Materials 1.4%
AK Steel Corp., 7.75%, 6/15/2012	183,000	146,400
ArcelorMittal, 144A, 5.375%, 6/1/2013	880,000	715,053
ArcelorMittal USA, 6.5%, 4/15/2014	870,000	767,470
Celulosa Arauco y Constitucion SA, 5.625%, 4/20/2015	2,682,000	2,238,424
Freeport-McMoRan Copper & Gold, Inc., 8.375%, 4/1/2017	514,000	403,490
Huntsman International LLC, 7.375%, 1/1/2015	289,000	251,430
Nucor Corp., 6.4%, 12/1/2037	1,075,000	810,137
Pliant Corp., 11.85%, 6/15/2009 (PIK)	5	4
Sappi Papier Holding AG, 144A, 6.75%, 6/15/2012	265,000	188,754
Steel Dynamics, Inc.:
7.375%, 11/1/2012	182,000	135,363
144A, 7.75%, 4/15/2016	472,000	312,700
The Mosaic Co., 144A, 7.375%, 12/1/2014	489,000	427,475

		6,396,700
Telecommunication Services 1.1%
Cincinnati Bell, Inc., 7.25%, 7/15/2013	173,000	131,480
Frontier Communications Corp., 9.0%, 8/15/2031	506,000	273,240
Qwest Corp., 7.625%, 6/15/2015	1,480,000	1,132,200
Telecom Italia Capital:
6.2%, 7/18/2011	320,000	271,515
7.721%, 6/4/2038	965,000	656,665
Verizon Communications, Inc.:
5.25%, 4/15/2013	1,100,000	1,011,041
8.75%, 11/1/2018	1,245,000	1,251,113
Windstream Corp., 8.125%, 8/1/2013	97,000	79,782

		4,807,036
Utilities 3.6%
Allegheny Energy Supply Co., LLC, 144A, 8.25%, 4/15/2012	1,187,000	1,086,105
Arizona Public Service Co., 6.875%, 8/1/2036	1,320,000	902,891
Baltimore Gas & Electric Co., 6.35%, 10/1/2036	440,000	301,656
CMS Energy Corp., 8.5%, 4/15/2011	135,000	128,830
Commonwealth Edison Co., 6.95%, 7/15/2018	1,030,000	858,158
Dominion Resources, Inc.:
Series 06-B, 6.3%, 9/30/2066	1,075,000	559,000
7.5%, 6/30/2066	3,055,000	1,680,250
Energy East Corp.:
6.75%, 6/15/2012	2,505,000	2,434,898
6.75%, 9/15/2033	300,000	220,490
6.75%, 7/15/2036	1,155,000	845,416
Energy Future Competitive Holdings Corp., 7.48%, 1/1/2017	1,070,747	973,127
Integrys Energy Group, Inc., 6.11%, 12/1/2066	1,810,000	959,300
Intergen NV, 144A, 9.0%, 6/30/2017	289,000	231,200
Majapahit Holding BV, Series REG S, 7.75%, 10/17/2016	300,000	180,261
NRG Energy, Inc., 7.375%, 1/15/2017	720,000	622,800
Orion Power Holdings, Inc., 12.0%, 5/1/2010	345,000	332,924

PNM Resources, Inc., 9.25%, 5/15/2015	288,000	236,160
PPL Capital Funding, Inc., Series A, 6.7%, 3/30/2067	2,615,000	1,516,700
PSE&G Energy Holdings LLC, 8.5%, 6/15/2011	447,000	444,187
Regency Energy Partners LP, 8.375%, 12/15/2013	497,000	377,720
Wisconsin Energy Corp., Series A, 6.25%, 5/15/2067	3,050,000	1,586,000

		16,478,073

Total Corporate Bonds (Cost $128,472,749)		96,995,926
Asset-Backed 1.7%
Home Equity Loans
Bayview Financial Acquisition Trust, "1A1", Series 2006-C, 6.035%, 11/28/2036	2,379,348	2,318,748
Countrywide Asset-Backed Certificates:
"2A3", Series 2005-12, 5.069%, 2/25/2036	1,716,932	1,614,977
"A6", Series 2006-S6, 5.657%, 3/25/2034	3,120,000	1,685,799
Renaissance Home Equity Loan Trust, "AF3", Series 2005-2, 4.499%, 8/25/2035	710,360	702,732
Residential Asset Mortgage Products, Inc., "AI5", Series 2002-RS3, 5.572%, 6/25/2032	1,769,924	1,532,344

Total Asset-Backed (Cost $9,684,619)		7,854,600
Commercial and Non-Agency Mortgage-Backed Securities 36.1%
Adjustable Rate Mortgage Trust, "1A4", Series 2006-2, 5.752% *, 5/25/2036	3,190,000	2,022,407
Banc of America Commercial Mortgage, Inc.:
"A4", Series 2007-3, 5.838% *, 6/10/2049	1,915,000	1,433,166
"H", Series 2007-3, 144A, 5.838% *, 6/10/2049	1,875,000	491,953
"AM", Series 2007-4, 6.003% *, 2/10/2051	3,105,000	1,892,635
"ASB", Series 2008-1, 6.173%, 2/10/2051	1,500,000	1,194,732
Banc of America Funding Corp., "1A4", Series 2007-C, 5.758% *, 5/20/2036	2,995,000	1,972,985
Bear Stearns Adjustable Rate Mortgage Trust:
"A1", Series 2006-1, 4.625% *, 2/25/2036	4,766,745	3,796,542
"2A1", Series 2006-4, 5.785% *, 10/25/2036	2,238,575	1,459,357
"22A1", Series 2007-4, 5.996% *, 6/25/2047	4,566,925	3,318,756
Bear Stearns Commercial Mortgage Securities:
"A2", Series 2007-PW16, 5.66% *, 6/11/2040	2,725,000	2,374,351
"AAB", Series 2007-PW16, 5.712% *, 6/11/2040	3,725,000	2,926,871
Chase Mortgage Finance Corp., "3A1", Series 2005-A1, 5.286% *, 12/25/2035	4,534,584	3,487,741
Citicorp Mortgage Securities, Inc., "1A1", Series 2004-8, 5.5%, 10/25/2034	1,927,056	1,810,670
Citigroup Mortgage Loan Trust, Inc.:
"2A1", Series 2006-AR1, 4.7% *, 3/25/2036	3,885,605	3,080,007
"1A1", Series 2006-AR1, 4.9% *, 10/25/2035	1,270,948	1,036,890
"1A2", Series 2006-AR2, 5.523% *, 3/25/2036	2,224,808	1,651,899
"2A1A", Series 2007-AR8, 5.912% *, 7/25/2037	3,800,370	2,850,988
"1CB2", Series 2004-NCM2, 6.75%, 8/25/2034	2,557,523	2,336,139
Citigroup/Deutsche Bank Commercial Mortgage Trust:
"A2B", Series 2007-CD4, 5.205%, 12/11/2049	2,520,000	2,198,558
"A4", Series 2007-CD4, 5.322%, 12/11/2049	2,550,000	1,880,021
Countrywide Alternative Loan Trust:
"1A5", Series 2003-J1, 5.25%, 10/25/2033	1,350,818	1,243,726
"1A15", Series 2005-J10, 5.5%, 10/25/2035	2,680,966	2,527,606
"7A1", Series 2004-J2, 6.0%, 12/25/2033	652,328	521,455
"1A1", Series 2004-J1, 6.0%, 2/25/2034	195,434	165,997
Credit Suisse Mortgage Capital Certificates, Inc., "3A1", Series 2006-9, 6.0%, 11/25/2036	4,413,604	3,528,125
CS First Boston Mortgage Securities Corp., "10A3", Series 2005-10, 6.0%, 11/25/2035	608,982	552,622
First Horizon Mortgage Pass-Through Trust, "1A1", Series 2007-AR1, 5.832% *, 5/25/2037	2,854,873	2,227,635
GE Capital Commercial Mortgage Corp.:

"A2", Series 2007-C1, 5.417%, 12/10/2049	1,635,000	1,425,381
"AJ", Series 2007-C1, 5.677%, 12/10/2049	4,060,000	2,202,394
GMAC Mortgage Corp. Loan Trust:
"4A1", Series 2005-AR6, 5.467% *, 11/19/2035	2,718,496	2,067,960
"A1", Series 2006-J1, 5.75%, 4/25/2036	5,071,218	4,300,722
Greenwich Capital Commercial Funding Corp.:
"A2", Series 2007-GG9, 5.381%, 3/10/2039	1,175,000	1,024,108
"AM", Series 2007-GG9, 5.475%, 3/10/2039	1,300,000	782,743
"AJ", Series 2007-GG9, 5.505%, 3/10/2039	302,000	162,961
"A4", Series 2007-GG11, 5.736%, 12/10/2049	1,925,000	1,433,762
GS Mortgage Securities Corp. II:
"A2", Series 2007-GG10, 5.778%, 8/10/2045	5,080,000	4,429,147
"A4", Series 2007-GG10, 5.799% *, 8/10/2045	1,625,000	1,222,251
"AM", Series 2007-GG10, 5.799% *, 8/10/2045	1,625,000	998,352
GSR Mortgage Loan Trust:
"2A4", Series 2006-AR1, 5.178% *, 1/25/2036	5,145,000	3,608,103
"2A1", Series 2007-AR1, 5.998% *, 3/25/2047	5,673,022	3,731,827
IndyMac Inda Mortgage Loan Trust, "1A1", Series 2007-AR3, 5.948% *, 7/25/2037	4,772,635	3,276,551
IndyMac Index Mortgage Loan Trust, "3A1", Series 2006-AR33, 5.766% *, 1/25/2037	1,319,835	1,018,501
JPMorgan Chase Commercial Mortgage Securities Corp.:
"A4", Series 2007-LD11, 5.819% *, 6/15/2049	3,410,000	2,570,499
"F", Series 2007-LD11, 5.819% *, 6/15/2049	1,660,000	587,575
"H", Series 2007-LD11, 144A, 5.819% *, 6/15/2049	2,910,000	777,866
"J", Series 2007-LD11, 144A, 5.819% *, 6/15/2049	1,000,000	246,612
"K", Series 2007-LD11, 144A, 5.819% *, 6/15/2049	2,380,000	489,099
"ASB", Series 2007-LD12, 5.833%, 2/15/2051	3,700,000	2,940,722
"A4", Series 2007-LD12, 5.882%, 2/15/2051	1,600,000	1,198,331
"ASB", Series 2007-CB19, 5.92% *, 2/12/2049	3,090,000	2,449,346
"AM", Series 2007-LD12, 6.062% *, 2/15/2051	2,225,000	1,382,034
JPMorgan Mortgage Trust:
"6A1", Series 2007-A1, 4.776% *, 7/25/2035	4,642,317	3,743,487
"2A4", Series 2006-A2, 5.755% *, 4/25/2036	4,085,000	2,525,723
MASTR Alternative Loans Trust:
"5A1", Series 2005-1, 5.5%, 1/25/2020	5,158,108	4,627,792
"5A1", Series 2005-2, 6.5%, 12/25/2034	700,423	464,687
MASTR Asset Securitization Trust, "2A7", Series 2003-9, 5.5%, 10/25/2033	2,420,377	2,171,533
Merrill Lynch Mortgage Investors Trust, "A2", Series 2005-A5, 4.566%, 6/25/2035	465,000	398,841
Merrill Lynch Mortgage Trust, "ASB", Series 2007-C1, 5.829% *, 6/12/2050	1,810,000	1,416,946
Merrill Lynch/Countrywide Commercial Mortgage Trust, "ASB", Series 2007-5, 5.362%, 8/12/2048	3,075,000	2,371,671
Morgan Stanley Capital I:
"AM", Series 2007-HQ12, 5.632% *, 4/12/2049	1,625,000	984,928
"AAB", Series 2007-IQ14, 5.654%, 4/15/2049	3,465,000	2,700,957
"AJ", Series 2007-IQ15, 5.881% *, 6/11/2049	2,675,000	1,468,264
Residential Accredit Loans, Inc., "CB", Series 2004-QS2, 5.75%, 2/25/2034	2,947,836	2,425,688
Sequoia Mortgage Trust, "2A1", Series 2007-1, 5.821% *, 2/20/2047	3,852,210	3,065,467
Structured Adjustable Rate Mortgage Loan Trust, "1A4", Series 2005-22, 5.25% *, 12/25/2035	3,410,000	1,712,769
Structured Asset Securities Corp., "4A1", Series 2005-6, 5.0%, 5/25/2035	749,632	635,313
Wachovia Bank Commercial Mortgage Trust:
"A2", Series 2007-C31, 5.421%, 4/15/2047	3,390,000	2,925,083
"ABP", Series 2007-C32, 5.741% *, 6/15/2049	2,245,000	1,765,088
Wachovia Mortgage Loan Trust LLC, "3A1", Series 2005-B, 5.156% *, 10/20/2035	4,709,891	3,990,948
Washington Mutual Mortgage Pass-Through Certificates Trust:
"1A1", Series 2006-AR18, 5.342% *, 1/25/2037	3,417,220	2,559,932
"4A1", Series 2007-HY3, 5.349% *, 3/25/2037	2,680,509	1,964,239
"1A1", Series 2007-HY4, 5.542% *, 4/25/2037	4,242,534	2,740,576

"1A1", Series 2006-AR16, 5.602% *, 12/25/2036		2,913,504	2,020,693
"3A3", Series 2007-HY3, 5.848% *, 3/25/2037		2,754,404	2,082,848
"2A3", Series 2006-AR6, 5.95% *, 8/25/2036		3,085,000	2,087,469
Wells Fargo Mortgage Backed Securities Trust:
"B1", Series 2005-AR12, 4.349% *, 7/25/2035		3,464,202	1,998,406
"2A5", Series 2006-AR2, 5.106% *, 3/25/2036		8,528,291	6,653,003
"A1", Series 2006-3, 5.5%, 3/25/2036		2,444,349	2,193,287
"2A5", Series 2006-AR1, 5.551% *, 3/25/2036		3,340,000	1,985,333

Total Commercial and Non-Agency Mortgage-Backed Securities (Cost $218,837,342)			163,991,652
	Collateralized Mortgage Obligations 8.0%
Fannie Mae Whole Loan, "1A1", Series 2004-W15, 6.0%, 8/25/2044		2,006,905	1,998,508
Federal Home Loan Mortgage Corp.:
"QM", Series 2628, 4.5%, 11/15/2031		2,351,694	2,194,833
"VA", Series 3451, 5.0%, 4/15/2019		2,602,220	2,507,575
"PG", Series 2734, 5.0%, 7/15/2032		6,738,000	6,377,134
"OG", Series 2889, 5.0%, 5/15/2033		7,102,000	6,658,252
"PE", Series 2898, 5.0%, 5/15/2033		3,440,000	3,226,536
"UE", Series 2911, 5.0%, 6/15/2033		3,585,000	3,355,560
"QE", Series 2991, 5.0%, 8/15/2034		5,609,000	5,223,149
"QB", Series 3242, 5.5%, 1/15/2034		1,515,000	1,464,075
Federal National Mortgage Association:
"PG", Series 2002-3, 5.5%, 2/25/2017		3,303,497	3,296,661
"ZQ", Series G92-9, 7.0%, 12/25/2021		207,287	208,056

Total Collateralized Mortgage Obligations (Cost $37,900,661)			36,510,339
	Mortgage-Backed Securities Pass-Throughs 18.6%
Federal Home Loan Mortgage Corp.:
5.302% *, 6/1/2035		2,429,995	2,411,741
5.378% *, 9/1/2038		2,541,483	2,515,580
7.0%, 1/1/2038		1,225,610	1,260,214
Federal National Mortgage Association:
4.5%, with various maturities from 11/1/2028 until 8/1/2033		5,601,090	5,108,807
5.0%, with various maturities from 8/1/2020 until 7/1/2037		23,640,581	22,567,407
5.457% *, 1/1/2038		1,987,553	1,984,069
5.5%, with various maturities from 12/1/2024 until 7/1/2037		37,481,539	36,611,180
6.0%, 9/1/2036		2,929,539	2,931,256
6.5%, with various maturities from 9/1/2016 until 4/1/2037		6,685,654	6,786,676
7.0%, 4/1/2038		1,900,425	1,962,635
8.0%, 9/1/2015		409,194	429,943

Total Mortgage-Backed Securities Pass-Throughs (Cost $85,699,333)			84,569,508
	Government & Agency Obligations 8.1%
Sovereign Bonds 2.1%
Aries Vermogensverwaltung GmbH, Series B, REG S, 7.75%, 10/25/2009	EUR	250,000	328,515
Dominican Republic:
Series REG S, 8.625%, 4/20/2027		110,000	47,300
Series REG S, 9.04%, 1/23/2018		382,542	200,834
Government of Ukraine, Series REG S, 6.75%, 11/14/2017		990,000	404,153
Mexican Bonds:
Series A, 6.05%, 1/11/2040		250,000	189,800
Series M-10, 7.25%, 12/15/2016	MXN	2,600,000	184,844
Series M-20, 10.0%, 12/5/2024	MXN	2,100,000	180,110
Series M-30, 10.0%, 11/20/2036	MXN	4,800,000	422,445
Nota do Tesouro Nacional, 10.0%, 1/1/2017	BRL	2,390,000	767,028
Republic of Argentina:

GDP Linked Note, 12/15/2035		1,540,000	43,781
3.0% *, 4/30/2013		175,000	58,786
Series X, 7.0%, 4/17/2017		710,000	161,367
Republic of Ecuador, Series REG S, 9.375%, 12/15/2015		300,000	102,000
Republic of Egypt:
Series REG S, 8.75%, 7/18/2012	EGP	100,000	13,796
9.1%, 9/20/2012	EGP	850,000	143,547
Series 364, Treasury Bill, 12.65% **, 11/18/2008	EGP	400,000	71,221
Republic of El Salvador:
Series REG S, 7.65%, 6/15/2035		270,000	148,500
Series REG S, 8.25%, 4/10/2032		150,000	97,500
Republic of Gabon, Series REG S, 8.2%, 12/12/2017		500,000	305,000
Republic of Georgia, 7.5%, 4/15/2013		500,000	315,140
Republic of Ghana, Series REG S, 8.5%, 10/4/2017		230,000	149,500
Republic of Indonesia:
Series REG S, 8.5%, 10/12/2035		220,000	140,204
Series FR-49, 9.0%, 9/15/2013	IDR	2,000,000,000	134,700
Series FR-23, 11.0%, 12/15/2012	IDR	4,800,000,000	362,025
Series FR-18, 13.175%, 7/15/2012	IDR	740,000,000	60,652
Series FR-16, 13.45%, 8/15/2011	IDR	1,420,000,000	120,005
Republic of Panama:
6.7%, 1/26/2036		630,000	491,400
7.125%, 1/29/2026		330,000	272,250
7.25%, 3/15/2015		300,000	288,000
8.875%, 9/30/2027		100,000	93,000
Republic of Peru, 8.2%, 8/12/2026	PEN	1,960,000	558,743
Republic of Philippines:
7.75%, 1/14/2031		100,000	92,000
8.25%, 1/15/2014		355,000	347,900
9.0%, 2/15/2013		600,000	606,000
Republic of Serbia, Series REG S, Step-up Coupon, 3.75% to 11/1/2009, 6.75% to 11/1/2024		270,000	175,500
Republic of Turkey:
Series CPI, 10.0%, 2/15/2012	TRY	496,006	250,646
16.0%, 3/7/2012	TRY	670,000	356,367
Republic of Uruguay:
7.625%, 3/21/2036		40,000	24,000
7.875%, 1/15/2033 (PIK)		390,000	241,800
8.0%, 11/18/2022		260,000	176,800
Russian Federation, Series REG S, 7.5%, 3/31/2030		50,000	43,726
State of Qatar, Series REG S, 9.75%, 6/15/2030		410,000	492,000

			9,662,885
US Government Agency 0.7%
Federal National Mortgage Association, 6.625%, 11/15/2030		2,715,000	3,068,422
US Treasury Obligations 5.3%
US Treasury Bonds:
4.5%, 5/15/2038		1,951,000	1,994,135
4.75%, 2/15/2037		1,900,000	2,014,445
5.5%, 8/15/2028 (b)		9,027,000	9,857,764
6.875%, 8/15/2025		455,000	566,724
8.125%, 8/15/2019		1,140,000	1,470,511
US Treasury Notes:
2.75%, 10/31/2013		3,861,000	3,844,745
3.125%, 9/30/2013		29,000	29,471
3.5%, 2/15/2018		1,560,000	1,517,465

4.0%, 8/15/2018 (b)		995,000	996,321
4.5%, 4/30/2012		580,000	628,031
4.875%, 5/31/2011 (d)		400,000	433,250
5.125%, 5/15/2016		665,000	720,849

			24,073,711

Total Government & Agency Obligations (Cost $42,247,377)			36,805,018
Loan Participations and Assignments 0.1%
CFSB (Exim Ukraine), 7.65%, 9/7/2011		120,000	42,000
Gazprombank, 7.25%, 2/22/2010	RUB	2,400,000	68,133
RSHB Capital SA, (Russian Agricultural Bank), Series REG S, 7.75%, 5/29/2018		255,000	130,958

Total Loan Participations and Assignments (Cost $471,854)			241,091
Municipal Bonds and Notes 5.0%
Alameda, CA, Corridor Transportation Authority Revenue, Series C, 6.6%, 10/1/2029 (c)		1,540,000	1,377,900
Chicago, IL, Transit Authority Revenue, Transfer Tax Receipts Revenue, Series B, 6.3%, 12/1/2021		3,470,000	3,415,799
Detroit, MI, Capital Improvement, Series A-1, 4.96%, 4/1/2020 (c)		3,325,000	2,654,414
Jicarilla, NM, Sales & Special Tax Revenue, Apache Nation Revenue, 144A, 5.2%, 12/1/2013		3,555,000	3,657,064
La Quinta, CA, Redevelopment Agency Tax Allocation, Redevelopment Project Area No. 1, 6.24%, 9/1/2023 (c)		915,000	865,855
McLennan County, TX, General Obligation, Junior College, 5.0%, 8/15/2032 (c)		985,000	907,746
Oakland County, MI, Certificates of Participation, Retiree Medical Benefits, 6.25%, 4/1/2023		1,980,000	1,703,156
Oklahoma, University Revenues, Health Science Center, Series B, 6.634%, 7/1/2024		2,365,000	2,224,117
Palm Beach County, FL, Public Improvement Revenue, 5.0%, 5/1/2038		1,430,000	1,291,605
Port Authority of New York & New Jersey, One Hundred Fiftieth Series:
4.5%, 9/15/2015		885,000	804,005
4.875%, 9/15/2017		315,000	282,996
Virgin Islands, Port Authority Marine Revenue, Series B, 5.08%, 9/1/2013 (c)		3,600,000	3,648,528

Total Municipal Bonds and Notes (Cost $23,963,151)			22,833,185
Preferred Securities 2.1%
Financials
Banco Mercantil del Norte SA, Series A, 144A, 6.135%, 10/13/2016		780,000	709,582
Bank of America Corp., Series M, 8.125%, 5/15/2018 (e)		1,560,000	1,208,891
Catlin Insurance Co., Ltd., 144A, 7.249%, 1/19/2017 (e)		654,000	162,085
Citigroup, Inc., Series E, 8.4%, 4/30/2018 (e)		835,000	580,409
ComEd Financing III, 6.35%, 3/15/2033		753,000	498,317
Dresdner Funding Trust I, 144A, 8.151%, 6/30/2031		790,000	378,081
JPMorgan Chase & Co., Series 1, 7.9%, 4/30/2018 (e)		1,210,000	980,632
Oil Insurance Ltd., 144A, 7.558%, 6/30/2011 (e)		1,425,000	721,022
PNC Preferred Funding Trust I, 144A, 8.7%, 3/15/2013 (e)		1,300,000	1,048,762
Royal Bank of Scotland Group PLC, Series U, 7.64%, 9/29/2017 (e)		2,100,000	1,004,783
Stoneheath Re, 6.868%, 10/15/2011 (e)		2,905,000	1,243,921
XL Capital Ltd., Series E, 6.5%, 4/15/2017 (e)		331,000	92,680
ZFS Finance USA Trust V, 144A, 6.5%, 5/9/2037		2,000,000	1,080,000

Total Preferred Securities (Cost $16,113,524)			9,709,165
		Shares	Value ($)

Preferred Stocks 0.2%
Delphi Financial Group, Inc., 7.376%		49,625	496,250
Ford Motor Credit Co., LLC, 7.375%		3,500	29,925
XL Capital Ltd., Series C, 6.102%		27,200	277,892

Total Preferred Stocks (Cost $1,976,515)			804,067

Securities Lending Collateral 2.6%
Daily Assets Fund Institutional, 2.63% (f) (g) (Cost $11,608,125)				11,608,125	11,608,125
Cash Equivalents 1.6%
Cash Management QP Trust, 2.30% (f) (Cost $7,236,894)				7,236,894	7,236,894
				% of Net Assets	Value ($)

Total Investment Portfolio (Cost $584,212,144) †				105.4	479,159,570
Other Assets and Liabilities, Net (b)				(5.4)	(24,310,104)

Net Assets				100.0	454,849,466

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*

Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of October 31, 2008.

**	Bond equivalent yield to maturity; not a coupon rate.
†

The cost for federal income tax purposes was $585,222,815. At October 31, 2008, net unrealized depreciation for all securities based on tax cost was $106,063,245. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $1,013,320 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $107,076,565.

(a)	Principal amount stated in US dollars unless otherwise noted.
(b)

All or a portion of these securities were on loan amounting to $7,548,507. In addition, included in other assets and liabilities is a pending sale, amounting to $2,822,093, that is also on loan. The value of all securities loaned at October 31, 2008 amounted to $10,370,600 which is 2.3% of net assets.

(c)	Bond is insured by one of these companies:
Insurance Coverage				As a % of Total Investment Portfolio
Ambac Financial Group, Inc.				0.7
Financial Security Assurance, Inc.				1.0
MBIA Corp.				0.3
(d)	At October 31, 2008, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(e)	Date shown is call date; not a maturity date for the perpetual preferred securities.
(f)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(g)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

GDP: Gross Domestic Product
PIK: Denotes that all or a portion of the income is paid in kind.
REIT: Real Estate Investment Trust
At October 31, 2008, open futures contracts purchased were as follows:
Futures	Expiration Date	Contracts	Aggregated Face Value ($)	Value ($)	Unrealized Appreciation ($)

5 Year US Treasury Note	12/31/2008	295	33,025,647	33,411,055	385,408

At October 31, 2008, open futures contracts sold were as follows:
Futures	Expiration Date	Contracts	Aggregated Face Value ($)	Value ($)	Unrealized Appreciation ($)

10 Year US Treasury Note	12/19/2008	140	16,189,303	15,830,938	358,365

As of October 31,2008, the Fund had the following open forward foreign currency exchange contracts:
				Settlement	Unrealized
Contracts to Deliver		In Exchange For		Date	Appreciation ($)
BRL	249,000	USD	155,044	11/10/2008	40,582
BRL	751,000	USD	450,780	11/10/2008	105,556
IDR	2,350,333,000	USD	243,558	11/10/2008	28,474
IDR	1,787,099,000	USD	180,789	11/10/2008	17,248
IDR	1,078,747,000	USD	104,227	11/10/2008	5,508
PEN	486,000	USD	161,892	11/10/2008	4,084
PEN	505,000	USD	167,025	11/10/2008	3,048
RUB	10,555,000	USD	422,208	11/10/2008	36,850
RUB	20,088,000	USD	760,970	11/10/2008	27,565
EUR	356,000	USD	486,545	1/23/2009	33,735
EUR	210,000	USD	286,316	1/23/2009	19,209
MXN	4,854,000	USD	403,411	1/23/2009	34,365
NZD	1,065,000	USD	648,820	1/23/2009	34,828
NZD	1,087,000	USD	631,190	1/23/2009	4,515
TRY	798,000	USD	561,616	1/23/2009	61,732
Total unrealized appreciation					457,299

				Settlement	Unrealized
Contracts to Deliver		In Exchange For		Date	Depreciation ($)
USD	891,480	RUB	20,975,000	11/10/2008	(125,691)
USD	718,352	NZD	1,065,000	12/3/2008	(100,796)
USD	23,091	AUD	32,000	1/23/2009	(1,979)
USD	641,936	AUD	912,000	1/23/2009	(40,247)
JPY	55,106,099	AUD	41,000	1/23/2009	(250)
AUD	370,165	JPY	6,727,562	1/23/2009	(579)
USD	819,183	NOK	5,027,000	1/23/2009	(77,157)
USD	292,984	UAH	1,520,000	1/23/2009	(46,309)
USD	743,847	CNY	5,153,000	2/10/2009	(1,492)
Total unrealized depreciation					(394,500)

Currency Abbreviations
AUD	Australian Dollar	NOK	Norwegian Krone
BRL	Brazilian Real	NZD	New Zealand Dollar
CNY	Yuan Renminbi	PEN	Peruvian Nouveau Sol
EGP	Egyptian Pound	RUB	Russian Ruble
EUR	Euro	TRY	Turkish Lira
IDR	Indonesian Rupiah	UAH	Ukraine Hryvna
JPY	Japanese Yen	USD	United States Dollar
MXN	Mexican Peso

Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Federal National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.

Fair Value Measurements

The following is a summary of the inputs used as of October 31, 2008 in valuing the Fund's investments. Please see below for information on the Fund’s policy regarding valuation inputs, and their aggregate levels used in the table below:

Valuation Inputs	Investments in Securities	Other Financial Instruments††
Level 1	$ 19,371,194	$ 743,773
Level 2	456,585,193	62,799
Level 3	3,203,183	-
Total	$ 479,159,570	$ 806,572

†† Other financial instruments are derivative instruments not reflected in the Investment Portfolio, such as future contracts and forward foreign currency exchange contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The following is a reconciliation of the Fund's Level 3 investments for which significant unobservable inputs were used in determining the value at October 31, 2008:

Investments in Securities
Balance as of February 1, 2008	$ 7,763,301
Total realized gain (loss)	(107,876)
Change in unrealized appreciation (depreciation)	(2,843,864)
Amortization Premium/Discount	364
Net purchases (sales)	(1,540,609)
Net transfers in (out) of Level 3	(68,133)
Balance as of October 31, 2008	$ 3,203,183

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS  157"), effective at the beginning of the Fund’s fiscal year. FAS  157 establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and requires additional disclosure about the classification of fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)          There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DWS Core Plus Allocation Fund, a series of DWS Equity Trust

DWS Large Company Growth Fund, a series of DWS Investment Trust

DWS Money Market Prime Series, a series of DWS Money Funds

DWS Target 2010 Fund, a series of DWS Target Fund

DWS Target 2011 Fund, a series of DWS Target Fund

DWS Target 2012 Fund, a series of DWS Target Fund

DWS Target 2013 Fund, a series of DWS Target Fund

DWS Target 2014 Fund, a series of DWS Target Fund

DWS Equity Income Fund, a series of DWS Value Equity Trust

DWS Core Plus Income Fund, a series of DWS Portfolio Trust

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	December 19, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	December 19, 2008

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                        December 19, 2008